Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 622,645	¥ 589,391
Fair value of plan assets	444,403	455,862
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	591,830	559,468
Fair value of plan assets	444,403	453,342
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	259,517	258,326
Fair value of plan assets	188,023	193,713
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	160,941	144,225
Fair value of plan assets	¥ 111,527	¥ 122,590